Revenue (Tables)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of total revenues by type of services

The summary of the Company’s total revenues by type of services for the years ended September 30, 2025, 2024, and 2023 was as follows:

	Years Ended September 30,
	2025	2024	2023
	US$	US$	US$

Corporate secretarial and other services	2,236,184	1,841,464	1,405,245
License application and renewal services	2,215,522	2,126,338	3,201,761
	4,451,706	3,967,802	4,607,006

Contract assets:

	As of September 30,
	2025	2024	2023
	US$	US$	US$

Balance - beginning of the year	528,342	251,635	96,575
Increase resulting from satisfaction of performance obligations	424,030	908,915	484,748
Less: progress billings	(906,025)	(632,208)	(329,688)
Balance - end of the year	46,347	528,342	251,635

Contract liabilities:

	As of September 30,
	2025	2024	2023
	US$	US$	US$

Balance - beginning of the year	1,048,934	577,845	943,026
Advances from customers	2,855,720	3,470,636	3,716,733
Revenue recognized during the year	(3,139,425)	(2,999,547)	(4,081,914)
Balance - end of the year	765,229	1,048,934	577,845

Revenue by geographical

	Years Ended September 30,
	2025	2024	2023
	US$	US$	US$

Singapore	3,332,077	3,277,969	4,346,801
Hong Kong	1,050,825	663,591	231,379
China	68,804	26,242	28,826
Total	4,451,706	3,967,802	4,607,006

Total assets by geographical

	As of September 30,
	2025	2024	2023
	US$	US$	US$

Singapore	17,159,784	3,582,480	3,762,528
Hong Kong	2,101,147	1,850,771	1,353,529
China	130,939	151,878	81,945
Cayman	13,266,147	-	-
Other	108,303	109,558	175,431
Elimination adjustment	(14,549,016)	(2,211,010)	(1,346,552)
Total	18,217,304	3,483,677	4,026,881